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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended:   September 30, 2011

                 Check here if Amendment [ ]; Amendment Number:
            This Amendment (Check only one.): [ ] is a restatement.
                         [ ] adds new holdings entries.

              INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

          Name:         GLENHILL ADVISORS, LLC
          Address:      156 WEST 56th STREET, 17th FLOOR
                        NEW YORK, NEW YORK 10019

                        Form 13F File Number: 028-10461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

                    Name:        Glenn J. Krevlin
                    Title:       Managing Member
                    Phone:       (646) 432-0600

                     SIGNATURE, PLACE, AND DATE OF SIGNING:

       /s/ GLENN J. KREVLIN         New York, New York       November 14, 2011
     ------------------------    ------------------------ ---------------------
          [Signature]                [City, State]               [Date]

                         REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY:


Number of Other Included Managers:                 3

Form 13F Information Table Entry Total:           95

Form 13F Information Table Value Total:         693,361
                                               (thousands)

                        LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

           Form 13F
No.        File Number      Name

01         028- 10911       Glenhill Capital Management, LLC

02         028- 10962       Glenhill Capital Overseas GP, Ltd.

03         028-______       Glenhill Capital Advisors, LLC

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COLUMN 1                             COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5      COLUMN 6     COLUMN 7          COLUMN 8
--------                             --------   --------   --------        --------      --------     --------          --------
                                     Title of               Value   Shares or Sh/ Put/   Investment    Other   Voting Authority
Name of Issuer                        Class       CUSIP    (x$1000)  Prn Amt  Prn call   Discretion   Managers  Sole   Shared   None
----------------------------------- ---------- ----------- -------- --------- --- ---- -------------- -------- ------ --------- ----
AC Moore Arts & Crafts Inc          COM        00086T 10 3     339    320,112 Sh       Shared-Defined    01,03 Sole
AC Moore Arts & Crafts Inc          COM        00086T 10 3   4,961  4,679,888 Sh       Shared-Defined    02,03 Sole
Airgas Inc                          COM        009363 10 2   5,265     82,500 Sh       Shared-Defined    02,03 Sole
Smith (A.O.) Corp                   COM        831865 20 9     106      3,302 Sh       Shared-Defined    01,03 Sole
Smith (A.O.) Corp                   COM        831865 20 9   5,075    158,430 Sh       Shared-Defined    02,03 Sole
March 12 Calls On AON US            CALL       037389 90 3     313      3,375 Sh  Call Shared-Defined    02,03 Sole
Aon Corp                            COM        037389 10 3     410      9,773 Sh       Shared-Defined    01,03 Sole
Aon Corp                            COM        037389 10 3   6,612    157,500 Sh       Shared-Defined    02,03 Sole
BE Aerospace Inc                    COM        073302 10 1     130      3,936 Sh       Shared-Defined    01,03 Sole
BE Aerospace Inc                    COM        073302 10 1   6,048    182,664 Sh       Shared-Defined    02,03 Sole
January 12 Calls On BKS US          CALL       067774 90 9      50     10,000 Sh  Call Shared-Defined    02,03 Sole
                                    COM UNIT
Blackstone Group LP/The             LTD        09253U 10 8   4,792    400,000 Sh       Shared-Defined    02,03 Sole
Blue Coat Systems Inc               COM        09534T 50 8     179     12,877 Sh       Shared-Defined    01,03 Sole
Blue Coat Systems Inc               COM        09534T 50 8   8,149    587,123 Sh       Shared-Defined    02,03 Sole
October 11 Puts On CAKE US          PUT        163072 95 1     530      1,000 Sh  Put  Shared-Defined    02,03 Sole
Casual Male Retail Group Inc        COM        148711 30 2   4,537  1,206,541 Sh       Shared-Defined    01,03 Sole
Casual Male Retail Group Inc        COM        148711 30 2  12,250  3,258,100 Sh       Shared-Defined    02,03 Sole
CBRE Group Inc                      COM        12504L 10 9   4,711    350,000 Sh       Shared-Defined    02,03 Sole
Charming Shoppes                    COM        161133 10 3     910    350,000 Sh       Shared-Defined    01,03 Sole
Charter Communication-A             CL A       16117M 30 5     312      6,665 Sh       Shared-Defined    01,03 Sole
Charter Communication-A             CL A       16117M 30 5  11,092    236,800 Sh       Shared-Defined    02,03 Sole
China Yida Holdings Co              COM        16945D 20 4     443    140,519 Sh       Shared-Defined    01,03 Sole
January 12 Calls On CI US           CALL       125509 90 9     207      3,000 Sh  Call Shared-Defined    02,03 Sole
CIGNA Corp                          COM        125509 10 9     577     13,766 Sh       Shared-Defined    01,03 Sole
CIGNA Corp                          COM        125509 10 9  15,642    372,957 Sh       Shared-Defined    02,03 Sole
Collective Brands Inc               COM        19421W 10 0   2,118    163,419 Sh       Shared-Defined    01,03 Sole
Collective Brands Inc               COM        19421W 10 0  33,422  2,578,842 Sh       Shared-Defined    02,03 Sole
Covanta Holding Corp                COM        22282E 10 2   1,310     86,228 Sh       Shared-Defined    01,03 Sole
Covanta Holding Corp                COM        22282E 10 2  47,016  3,095,180 Sh       Shared-Defined    02,03 Sole
March 12 Calls On CVA US            CALL       22282E 90 2   1,163      7,500 Sh  Call Shared-Defined    02,03 Sole
Dana Holding Corp                   COM        235825 20 5     390     37,144 Sh       Shared-Defined    01,03 Sole
Dana Holding Corp                   COM        235825 20 5  18,017  1,715,883 Sh       Shared-Defined    02,03 Sole
Devon Energy Corporation            COM        25179M 10 3     438      7,904 Sh       Shared-Defined    01,03 Sole
Dover Saddlery Inc                  COM        260412 10 1   3,079    918,983 Sh       Shared-Defined    02,03 Sole
Dr Horton Inc                       COM        23331A 10 9     132     14,614 Sh       Shared-Defined    01,03 Sole
Dr Horton Inc                       COM        23331A 10 9   6,102    674,992 Sh       Shared-Defined    02,03 Sole
FEI Company                         COM        30241L 10 9     234      7,801 Sh       Shared-Defined    01,03 Sole
FEI Company                         COM        30241L 10 9  10,557    352,369 Sh       Shared-Defined    02,03 Sole
Flow Intl Corp                      COM        343468 10 4   1,479    669,015 Sh       Shared-Defined    01,03 Sole
Flow Intl Corp                      COM        343468 10 4   1,934    875,032 Sh       Shared-Defined    02,03 Sole
Gildan Activewear Inc               COM        375916 10 3  16,056    621,367 Sh       Shared-Defined    02,03 Sole
Harbin Electric Inc                 COM        41145W 10 9     516     25,000 Sh       Shared-Defined    01,03 Sole
Harry Winston Diamond Corp          COM        41587B 10 0   4,212    415,000 Sh       Shared-Defined    02,03 Sole
Harvest Natural Resources Inc       COM        41754V 10 3     640     74,731 Sh       Shared-Defined    01,03 Sole
Home Depot Inc                      COM        437076 10 2     849     25,826 Sh       Shared-Defined    01,03 Sole
Home Depot Inc                      COM        437076 10 2  28,959    881,016 Sh       Shared-Defined    02,03 Sole
HSN Inc                             COM        404303 10 9     164      4,950 Sh       Shared-Defined    01,03 Sole
HSN Inc                             COM        404303 10 9   7,622    230,050 Sh       Shared-Defined    02,03 Sole
Jack In The Box Inc                 COM        466367 10 9     771     38,695 Sh       Shared-Defined    01,03 Sole
Jack In The Box Inc                 COM        466367 10 9  25,924  1,301,404 Sh       Shared-Defined    02,03 Sole
Jarden Corp                         COM        471109 10 8   1,226     43,400 Sh       Shared-Defined    01,03 Sole
Jarden Corp                         COM        471109 10 8  24,212    856,756 Sh       Shared-Defined    02,03 Sole
Lionbridge Technologies Inc         COM        536252 10 9   1,743    708,654 Sh       Shared-Defined    01,03 Sole
Lionbridge Technologies Inc         COM        536252 10 9  12,260  4,983,841 Sh       Shared-Defined    02,03 Sole
Liz Claiborne Inc                   COM        539320 10 1     667    133,366 Sh       Shared-Defined    01,03 Sole
Liz Claiborne Inc                   COM        539320 10 1  11,077  2,215,396 Sh       Shared-Defined    02,03 Sole
Men's Wearhouse Inc/The             COM        587118 10 0     735     28,168 Sh       Shared-Defined    01,03 Sole
Men's Wearhouse Inc/The             COM        587118 10 0  26,641  1,021,528 Sh       Shared-Defined    02,03 Sole
Meritor Inc                         COM        59001K 10 0   3,279    464,500 Sh       Shared-Defined    01,03 Sole
Meritor Inc                         COM        59001K 10 0  20,405  2,890,196 Sh       Shared-Defined    02,03 Sole
Monsanto Co                         COM        61166W 10 1     599      9,977 Sh       Shared-Defined    01,03 Sole
Monsanto Co                         COM        61166W 10 1  16,076    267,762 Sh       Shared-Defined    02,03 Sole
February 12 Calls On MTOR US        CALL       59001K 90 0     600     10,000 Sh Call  Shared-Defined    02,03 Sole
News Corp-Cl A                      CL A       65248E 10 4     495     31,977 Sh       Shared-Defined    01,03 Sole
News Corp-Cl A                      CL A       65248E 10 4  22,695  1,466,072 Sh       Shared-Defined    02,03 Sole
Overstock.Com Inc                   COM        690370 10 1     806     86,984 Sh       Shared-Defined    01,03 Sole
Packaging Corp Of America           COM        695156 10 9     397     17,047 Sh       Shared-Defined    01,03 Sole
Packaging Corp Of America           COM        695156 10 9  15,670    672,534 Sh       Shared-Defined    02,03 Sole
Pep Boys-Manny Moe & Jack           COM        713278 10 9   1,283    130,001 Sh       Shared-Defined    01,03 Sole
Pep Boys-Manny Moe & Jack           COM        713278 10 9  39,296  3,981,325 Sh       Shared-Defined    02,03 Sole
PF Chang's China Bistro Inc         COM        69333Y 10 8   1,379     50,622 Sh       Shared-Defined    01,03 Sole
PF Chang's China Bistro Inc         COM        69333Y 10 8   6,916    253,878 Sh       Shared-Defined    02,03 Sole
Progressive Waste Solutions         COM        74339G 10 1   4,733    230,000 Sh       Shared-Defined    02,03 Sole
Retail Opportunity Investments Corp COM        76131N 10 1  25,761  2,325,000 Sh       Shared-Defined    02,03 Sole
                                    *W EXP
Retail Opp Invest Corp-Cw14         10/23/2014 76131N 11 9   1,768  2,600,000 Sh       Shared-Defined    02,03 Sole
Ryland Group Inc/The                COM        783764 10 3     203     19,085 Sh       Shared-Defined    01,03 Sole
Ryland Group Inc/The                COM        783764 10 3   6,746    633,400 Sh       Shared-Defined    02,03 Sole
Sapient Corporation                 COM        803062 10 8   1,689    166,522 Sh       Shared-Defined    01,03 Sole
Sapient Corporation                 COM        803062 10 8  19,237  1,897,188 Sh       Shared-Defined    02,03 Sole
Sealed Air Corp                     COM        81211K 10 0     699     41,850 Sh       Shared-Defined    01,03 Sole
Sealed Air Corp                     COM        81211K 10 0  23,513  1,407,944 Sh       Shared-Defined    02,03 Sole
January 12 Calls On SEE US          CALL       81211K 90 0   1,080      8,000 Sh  Call Shared-Defined    02,03 Sole
December 11 Puts On SPY US          PUT        78462F 95 3   3,519      8,500 Sh  Put  Shared-Defined    02,03 Sole
Starwood Property Trust Inc         COM        85571B 10 5   2,261    131,757 Sh       Shared-Defined    01,03 Sole
Starwood Property Trust Inc         COM        85571B 10 5  33,363  1,944,248 Sh       Shared-Defined    02,03 Sole
Suncor Energy Inc                   COM        867224 10 7   3,840    150,953 Sh       Shared-Defined    02,03 Sole
Talbots Inc                         COM        874161 10 2   1,215    450,000 Sh       Shared-Defined    01,03 Sole
Target Corp                         COM        87612E 10 6     716     14,600 Sh       Shared-Defined    01,03 Sole
Target Corp                         COM        87612E 10 6  12,168    248,126 Sh       Shared-Defined    02,03 Sole
January 12 Calls On TGT US          CALL       87612E 90 6   1,440      7,200 Sh  Call Shared-Defined    02,03 Sole
Tivo Inc                            COM        888706 10 8     462     49,437 Sh       Shared-Defined    01,03 Sole
Tivo Inc                            COM        888706 10 8   9,957  1,066,047 Sh       Shared-Defined    02,03 Sole
October 11 Puts On TJX US           PUT        872540 95 9      35      1,000 Sh  Put  Shared-Defined    02,03 Sole
Viacom Inc-Class B                  CL B       92553P 20 1     508     13,119 Sh       Shared-Defined    01,03 Sole
Viacom Inc-Class B                  CL B       92553P 20 1  23,247    600,079 Sh       Shared-Defined    02,03 Sole
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